Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 30,528	$ 26,440	$ 35,352
Adjustments to reconcile net income to net cash provided by operating activities:
Provision (reversal of provision) for doubtful accounts	2,096	440	(268)
Provision for unamortized produced content	112	770
Depreciation and amortization	3,385	2,884	2,090
Amortization of right-of-use assets	394	454	426
Deferred income tax expense (benefits)	63	(53)	713
Share based compensation for employees			4
Share based compensation for non-employees		391	181
Loss on disposal of property and equipment	2
Gains on disposal of a subsidiary			(26)
Amortization of loan origination fees	16	76	104
Change in fair value of warrant liability	(86)	62	(809)
Changes in assets and liabilities
Accounts receivable	15,205	(42,105)	19,904
Prepayment and other current assets	(22,270)	16,872	(10,681)
Unamortized produced content	682	170	(537)
Accounts payable	3,325	(5,576)	4,750
Contract liabilities	(14)	(356)	(87)
Accrued liabilities and other payables	(370)	565	(9,236)
Other taxes payable	9,477	7,346	4,964
Lease liabilities	(371)	(641)	(389)
Net cash provided by operating activities	42,174	7,739	46,455
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(3)	(25)	(72)
Prepayments for acquisition of intangible assets		(7,964)	(2,718)
Cash disposed for sales of subsidiaries			(12)
Return for short term investment			1,751
Net cash used in investing activities	(3)	(7,989)	(1,051)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	4,660	6,096	5,114
Repayments of short-term bank loans	(4,802)	(6,244)	(6,818)
Proceeds from long-term bank loans	1,412
Payment of loan origination fees	(58)	(87)	(68)
(Withdrawal of) contribution from shareholders	(791)	743
Borrowings from related parties	1,600
Repayments to related parties			(232)
Proceeds from issuance of ordinary shares in connection with a private placement	80,000		15,290
Net cash provided by financing activities	82,021	508	13,286
Effect of exchange rate changes	(149)	(7,078)	881
Net increase (decrease) in cash and cash equivalents	124,043	(6,820)	59,571
Cash, cash equivalents and restricted cash, at beginning of year	70,482	77,302	17,731
Cash, cash equivalents and restricted cash, at end of year	194,525	70,482	77,302
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interests paid	271	247	336
Income tax paid
NONCASH INVESTING AND FINANCING ACTIVITIES
Acquisition of intangible assets from prepayments	4,464
Cash and cash equivalents	194,227	70,482
Restricted cash	298
Total Reconciliation of Cash, Cash Equivalents and Restricted Cash to the Consolidated Balance Sheets	$ 194,525	$ 70,482	$ 77,302